Summary Prospectus Supplement	June 30, 2015

Putnam Retirement Income Fund Lifestyle 3
Summary Prospectus dated June 30, 2015

The section Your fund’s management is supplemented to reflect that the fund’s portfolio managers are now James Fetch, Robert Kea, Robert Schoen and Jason Vaillancourt.

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